11. BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period reported.  Diluted net loss per common share is computed giving effect to all dilutive potential common shares that were outstanding for the period reported.  Diluted potential common shares consist of incremental shares issuable upon exercise of stock options and warrants and conversion of preferred stock.  In computing diluted net loss per share for the years ended June 30, 2015 and June 30, 2014, no adjustment has been made to the weighted average outstanding common shares as the assumed exercise of outstanding options and warrants and conversion of preferred stock is anti-dilutive.

Potential common shares not included in calculating diluted net loss per share are as follow:

	As of June 30,
	2015	2014
Stock options and restricted stock units	3,513,813	2,765,880
Stock warrants	2,927,952	2,933,752
Series B preferred shares	3,221,964	2,918,942
Total	9,663,729	8,618,574